UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St. Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	July 31
Date of reporting period:	July 31, 2025

Cultivar ETF

ITEM 1.(a).  Reports to Stockholders.

Cultivar ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2025 Cultivar ETF Ticker: CVAR (Listed on the Cboe BZX Exchange)

This annual shareholder report contains important information about the Cultivar ETF for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at cultivarfunds.com/funds. You can also request this information by contacting us at (833) 930-2229.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cultivar ETF	$88	0.87%

How did the Fund perform?

For the period of August 1, 2024 to July 31, 2025 the Cultivar ETF (the "Fund") returned 2.04%, underperforming its benchmark, the Russell 3000® Index, which returned 15.68% during the same period. The Fund does not follow a capitalization-weighted indexed approach, as it focuses on active stock selection based on the portfolio managers’ assessment of individual stock valuations, as well as broad macro risks.

What key factors affected the Fund’s performance?

The Fund’s active assessment of individual security valuations and concerns about macro risks, caused underweights to the technology sector, which was a significant driver of the benchmark index performance. This assessment also led to an overweight in traditionally less volatile areas, such as cash and U.S. Treasuries, basic materials, consumer staples and healthcare.

Positioning

The Fund held an overweight in the basic materials sector with a focus on gold and silver miners, with opportunistic entry points and trimming upon recovery. The Fund has also built additional weight in the healthcare sector, as softness in this sector brought several companies into the desired valuation range. With mega-cap technology stocks appearing overvalued and with the index being driven higher by such valuations, the Fund exercised a measure of risk control by continuing to maintain its underweight in the technology sector relative to the benchmark.

Performance

The Fund posted a positive absolute return for the year, while maintaining broad diversification with a focus toward risk control measures. The focus on diversification was beneficial to performance relative to the benchmark during the volatile period in early 2025 when there was an initial shift in U.S. foreign trade policy rhetoric. Industrials helped performance with positive results from some of our largest weights in this sector. Additionally, positive impacts came from holdings in the materials sector, primarily through precious metals mining companies. Healthcare was a positive contributor to Fund performance while the broad sector was down for the year.

Top Contributors – Industrials, Materials, Healthcare

Top Detractors – Underweight Technology, Energy, Financials

Cumulative Performance

(based on a hypothetical $10,000 investment)

Cultivar ETF - $11,640
Russell 3000® Index - $14,221
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
12/22/2021*
7/31/2022
7/31/2023
7/31/2024
7/31/2025

*	Inception

Annual Performance

	One Year	Average Annual Total Return Since Inception
Cultivar ETF	2.04%	4.30%
Russell 3000® Index	15.68%	10.24%

The Russell 3000® Index tracks the shares of the largest 3,000 publicly traded companies in the United States.

Visit cultivarfunds.com/funds for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cultivar ETF Tailored Shareholder Report

Sector Breakdown

Top Ten Holdings
US Treasury 5/15/2052 2.875%	4.71%
US Treasury 8/5/2025 0.034%	4.09%
MarketAxess Holdings, Inc.	4.04%
Newmont Goldcorp Corp.	3.84%
Proto Labs, Inc.	2.78%
Southwest Airlines Co.	2.40%
Alexandria Real Estate Equities, Inc.	2.32%
US Treasury 5/15/2054 4.625%	2.22%
Healthcare Services Group, Inc.	2.18%
Northwest Natural Holding Co.	1.92%

Key Fund Statistics

(as of July 31, 2025)

Fund Net Assets	$33,216,990
Number of Holdings	86
Total Advisory Fee	$277,500
Portfolio Turnover Rate	57.33%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit cultivarfunds.com/funds.

What did the Fund invest in?

(% of Net Assets as of July 31, 2025)

ITEM 1.(b).	Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $15,400 for 2025 and $15,400 for 2024.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,300 for 2025 and $3,300 for 2024. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2025 and $0 for 2024.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)	Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Year Ended July 31, 2025

Cultivar ETF

Cultivar ETF

See Notes to Financial Statements

FINANCIAL STATEMENTS | JULY 31, 2025

CULTIVAR ETF

Schedule of InvestmentsJuly 31, 2025

		Shares	Value
86.36%	COMMON STOCKS

1.31%	COMMUNICATION SERVICES
	Comcast Corp. Class A	6,042	$200,776
	John Wiley & Sons, Inc. Class A	6,092	235,151
			435,927

5.16%	CONSUMER DISCRETIONARY
	Advance Auto Parts	4,762	252,719
	Alibaba Group Holdings ADR	1,034	124,731
	Hasbro, Inc.	5,213	391,809
	Lululemon Athletica, Inc. ADR(A)	1,081	216,773
	Monro, Inc.	10,643	150,013
	NIKE, Inc.	7,759	579,520
			1,715,565
10.74%	CONSUMER STAPLES
	Archer-Daniels-Midland Co.	1,799	97,470
	The Clorox Co	2,724	342,025
	Dollar General Corp.	4,371	458,518
	General Mills, Inc.	2,637	129,160
	The Hershey Compan	3,156	587,426
	Hormel Foods Corp.	13,098	367,923
	The JM Smucker Co	3,406	365,600
	Kimberly-Clark Corp.	2,523	314,416
	McCormick & Co., Inc.(B)	6,951	490,949
	Target Corp.	807	81,104
	Tyson Foods, Inc. Class A	6,356	332,419
			3,567,010
4.44%	ENERGY
	BP plc ADR	7,622	245,047
	Core Laboratories, Inc. ADR	50,439	551,803
	Equinor ASA ADR	9,970	256,728
	Halliburton Co.	11,982	268,397
	World Kinect Corp.	5,566	151,785
			1,473,760

See Notes to Financial Statements

FINANCIAL STATEMENTS | JULY 31, 2025

CULTIVAR ETF

Schedule of Investments - continuedJuly 31, 2025

		Shares	Value
7.65%	FINANCIALS
	Global Payments, Inc.	6,043	$483,138
	Independent Bank Corp.	3,872	246,065
	MarketAxess Holdings, Inc.	6,538	1,343,559
	PayPal Holdings, Inc.(A)	6,814	468,531
			2,541,293

17.28%	HEALTH CARE
	Agilent Technologies, Inc.	1,468	168,541
	Biogen, Inc.(A)	2,589	331,392
	Bio-Techne Corp.	2,926	160,140
	Bristol-Myers Squibb Co.	3,569	154,573
	CVS Health Corp.	5,970	370,737
	Edwards Lifescience Corp.(A)	5,034	399,247
	Fresenius Medical Care AG ADR	11,166	282,946
	Humana, Inc.	1,591	397,543
	Illumina, Inc.(A)	3,198	328,467
	Inogen, Inc.(A)	24,837	156,721
	Johnson & Johnson	2,670	439,856
	Medtronic plc ADR	5,128	462,751
	Perrigo Co. plc ADR	15,950	425,386
	Pfizer, Inc.	5,920	137,877
	Regeneron Pharmaceuticals, Inc.	659	359,458
	Thermo Fisher Scientific, Inc.	389	181,928
	UnitedHealth Group, Inc.	558	139,254
	Veeva Systems, Inc. Class A(A)	1,136	322,851
	Zimmer Biomet Holdings	2,267	207,771
	Zoetis, Inc.	2,149	313,303
			5,740,742

10.96%	INDUSTRIALS
	3M Co.	1,212	180,855
	Healthcare Services Group, Inc.(A)	55,582	723,122
	Huntington Ingalls Industries	800	223,088
	Paycom Software, Inc.	2,152	498,274

See Notes to Financial Statements

FINANCIAL STATEMENTS | JULY 31, 2025

CULTIVAR ETF

Schedule of Investments - continuedJuly 31, 2025

		Shares	Value
	Proto Labs, Inc.(A)	21,445	$924,708
	Southwest Airlines Co.	25,727	795,736
	Steelcase, Inc.	11,478	118,568
	UPS, Inc. Class B	2,033	175,163
			3,639,514

9.77%	INFORMATION TECHNOLOGY
	Adobe, Inc.(A)	836	299,029
	Cognex Corp.	9,199	375,043
	Cognizant Tech Solutions	2,097	150,481
	Dassault Systemes S.A. ADR	9,844	323,671
	Intel Corp.	22,213	439,817
	Microchip Technology, Inc.	4,015	271,374
	Nice Systems Ltd. ADR(A)	894	139,509
	Qorvo, Inc.(A)	7,439	621,900
	Skyworks Solutions, Inc.	3,373	231,185
	STMicroelectronics NV ADR	6,653	169,186
	Teradyne, Inc.	2,093	224,851
			3,246,046

9.52%	MATERIALS
	Albemarle Corp.	2,096	142,214
	Barrick Mining Corporation ADR	20,254	427,764
	First Majestic Silver Corp. ADR	51,269	407,589
	FMC Corp.	9,165	357,802
	Newmont Goldcorp Corp.	20,554	1,276,403
	Nutrien Ltd. ADR	5,181	307,337
	Sociedad Quimica y Minera de Chile SA ADR	6,600	242,550
			3,161,659

5.12%	REAL ESTATE
	Alexandria Real Estate Equities, Inc.	10,085	770,796
	Crown Castle, Inc.	1,784	187,481
	Douglas Emmett, Inc. REIT	20,124	305,080

See Notes to Financial Statements

FINANCIAL STATEMENTS | JULY 31, 2025

CULTIVAR ETF

Schedule of Investments - continuedJuly 31, 2025

		Shares	Value
	Empire State Realty Trust, Inc. REIT	16,630	$120,401
	LTC Properties, Inc. REIT	4,498	153,112
	Piedmont Realty Trust, Inc. REIT	21,568	163,054
			1,699,924

4.41%	UTILITIES
	Eversource Energy	8,123	536,930
	Northwest Natural Holding Co.	16,008	639,039
	Portland General Electric	7,031	289,115
			1,465,084

86.36%	TOTAL COMMON STOCKS
	(Cost: $28,678,331)		28,686,524

6.93%	US TREASURY BONDS	Principal	Value
	US Treasury 05/15/2052 2.875%	$2,253,000	$1,562,959
	US Treasury 05/15/2054 4.625%	770,000	736,993
6.93%	TOTAL US TREASURY BONDS
	(Cost: $2,418,330)		2,299,952

4.09%	US TREASURY BILLS
	US Treasury 08/05/2025 0.034%(C)	1,360,000	1,359,351
	(Cost: $1,359,360)

97.38%	TOTAL INVESTMENTS
	(Cost: $32,456,021)		32,345,827
2.62%	Other assets, net of liabilities		871,163
100.00%	NET ASSETS		$33,216,990

(A)Non-income producing.

(B)Non-voting shares.

(C)Zero coupon security. The rate shown is the yield-to-maturity on the date of July 31, 2025.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REIT - Real Estate Investment Trust

See Notes to Financial Statements

FINANCIAL STATEMENTS | JULY 31, 2025

CULTIVAR ETF

Statement of Assets and Liabilities

July 31, 2025

ASSETS
Investments at value (cost of $32,456,021) (Note 1)	$32,345,827
Cash	850,874
Dividends, interest and reclaims receivable	45,341
TOTAL ASSETS	33,242,042

LIABILITIES
Accrued advisory fees	25,052
TOTAL LIABILITIES	25,052
NET ASSETS	$33,216,990

Net Assets Consist of:
Paid-in capital	$33,716,929
Distributable earnings (accumulated deficits)	(499,939)
Net Assets	$33,216,990

NET ASSET VALUE PER SHARE
Net Assets	$33,216,990
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	1,265,000
Net Asset Value and Offering Price Per Share	$26.26

CULTIVAR ETF

Statement of OperationsYear Ended July 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | JULY 31, 2025

INVESTMENT INCOME
Dividend income (net of foreign tax withheld of $7,614)	$643,176
Interest income	144,919
Total investment income	788,095

EXPENSES
Advisory fees (Note 2)	277,500
Total expenses	277,500
Net investment income (loss)	510,595

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(1)	555,019
Net change in unrealized appreciation (depreciation) of investments	(416,670)
Net realized and unrealized gain (loss) on investments	138,349

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$648,944

(1)Includes realized gains (losses) as a result of in-kind transactions (Note 3).

CULTIVAR ETF

Statements of Changes in Net Assets

See Notes to Financial Statements

FINANCIAL STATEMENTS | JULY 31, 2025

	Year Ended July 31, 2025	Year Ended July 31, 2024
INCREASED (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$510,595	$577,134
Net realized gain (loss) on investments	555,019	467,246
Net change in unrealized appreciation (depreciation) of investments	(416,670)	1,145,728
Increase (decrease) in net assets from operations	648,944	2,190,108

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(1,078,098)	(435,535)
Decrease in net assets from distributions	(1,078,098)	(435,535)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	3,582,188	5,281,410
Shares redeemed	(2,044,231)	(999,956)
Increase (decrease) in net assets from capital stock transactions	1,537,957	4,281,454

NET ASSETS
Increase (decrease) during year	1,108,803	6,036,027
Beginning of year	32,108,187	26,072,160
End of year	$33,216,990	$32,108,187

CULTIVAR ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | JULY 31, 2025

	Years Ended July 31,			Period Ended July 31, 2022*
	2025	2024	2023

Net asset value, beginning of period	$26.65	$25.44	$25.13	$25.00
Investment activities
Net investment income (loss)(1)	0.42	0.48	0.37	0.22
Net realized and unrealized gain (loss) on investments(2)	0.09	1.09	1.20	(0.09)
Total from investment activities	0.51	1.57	1.57	0.13
Distributions
Net investment income	(0.59)	(0.36)	(0.37)	—
Net realized gain	(0.31)	—	(0.89)	—
Total distributions	(0.90)	(0.36)	(1.26)	—
Net asset value, end of period	$26.26	$26.65	$25.44	$25.13
Total Return(3)	2.04%	6.23%	6.81%	0.54%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.87%	0.87%	0.87%	0.87%
Net investment income (loss)	1.60%	1.97%	1.53%	1.39%
Portfolio turnover rate(5)	57.33%	42.57%	78.94%	41.27%
Net assets, end of period (000’s)	$33,217	$32,108	$26,072	$24,506

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactons for the period.

(3)Total return is for the period indicated and has not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than a year.

(5)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions and has not been annualized for periods less than one year.

*The Fund commenced operations on December 22, 2021.

FINANCIAL STATEMENTS | JULY 31, 2025

CULTIVAR ETF

Notes to Financial Statements

July 31, 2025

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Cultivar ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on December 22, 2021.

The Fund’s investment objective is to seek to achieve long-term capital appreciation.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by Cultivar Capital, Inc. (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records its investments at fair value. Generally, the Fund’s domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities are valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board

FINANCIAL STATEMENTS | JULY 31, 2025

CULTIVAR ETF

Notes to Financial Statements - continuedJuly 31, 2025

is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Generally, trading in US government securities is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The Fund values these securities using the last quoted sales price each day.

The Fund has a policy that contemplates the use of fair value pricing to determine the Net Asset Value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

FINANCIAL STATEMENTS | JULY 31, 2025

CULTIVAR ETF

Notes to Financial Statements - continuedJuly 31, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of July 31, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$28,686,524	$—	$—	$28,686,524
US Treasury Bonds	—	2,299,952	—	2,299,952
US Treasury Bills	—	1,359,351	—	1,359,351
	$28,686,524	$3,659,303	$—	$32,345,827

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities at any time during the year ended July 31, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis to calculate realized gains and losses from security transactions for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

FINANCIAL STATEMENTS | JULY 31, 2025

CULTIVAR ETF

Notes to Financial Statements - continuedJuly 31, 2025

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended July 31, 2025, such reclassifications were attributable primarily to the tax treatment of redemptions in-kind and adjustments to prior period accumulated balances.

Distributable Earning	$(641,609)
Paid-in Capital	641,609

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed

FINANCIAL STATEMENTS | JULY 31, 2025

CULTIVAR ETF

Notes to Financial Statements - continuedJuly 31, 2025

transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $300. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $300.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of July 31, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
Cultivar ETF	10,000	$300	$262,600

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant

FINANCIAL STATEMENTS | JULY 31, 2025

CULTIVAR ETF

Notes to Financial Statements - continuedJuly 31, 2025

agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes the Fund with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Fund’s sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Fund, to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the rate of 0.87%.

FINANCIAL STATEMENTS | JULY 31, 2025

CULTIVAR ETF

Notes to Financial Statements - continuedJuly 31, 2025

The Advisor has retained Tidal Investments, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Fund’s portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor of 0.04%, which is calculated daily and paid monthly, based on the Fund’s average daily net assets, subject to a minimum of $25,000 per year.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund. The Advisor pays these fees monthly.

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. For its services, Citi Fund Services, Ohio, Inc. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Funds. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

FINANCIAL STATEMENTS | JULY 31, 2025

CULTIVAR ETF

Notes to Financial Statements - continuedJuly 31, 2025

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a partner of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for its service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions, short-term notes and US Government securities for the year ended July 31, 2025, were as follows:

Purchases	Sales
$14,025,464	$13,259,967

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the year ended July 31, 2025, were as follows:

Purchases	Sales	Realized Gains
$2,825,901	$2,041,935	$651,767

The costs of purchases and proceeds from the sales of long-term Government securities for the year ended July 31, 2025, were as follows:

Purchases	Sales
$4,066,385	$3,815,706

FINANCIAL STATEMENTS | JULY 31, 2025

CULTIVAR ETF

Notes to Financial Statements - continuedJuly 31, 2025

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the years ended July 31, 2025 and 2024 were as follows:

	Year Ended July 31, 2025	Year Ended July 31, 2024
Distributions paid from:
Ordinary income	$830,825	$435,535
Realized gains	247,273	—
	$1,078,098	$435,535

As of July 31, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$264,233
Other losses	(554,215)
Net unrealized appreciation (depreciation) on investments	(209,957)
$(499,939)

For tax purposes, the Fund had a current year post October capital loss of $554,215. This loss will be recognized on the first business day of the Fund’s fiscal year, August 1, 2025. The Fund utilized $151,835 of capital loss carryforwards to offset net realized gains from the year ended July 31, 2025.

FINANCIAL STATEMENTS | JULY 31, 2025

CULTIVAR ETF

Notes to Financial Statements - continuedJuly 31, 2025

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$32,555,780	$2,385,032	$(2,594,989)	$(209,957)

The difference between book basis and tax basis accumulated appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the Cboe BZX Exchange (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the U.S. Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Year Ended July 31, 2025	Year Ended July 31, 2024
Shares sold	140,000	220,000
Shares redeemed	(80,000)	(40,000)
Net increase (decrease)	60,000	180,000

FINANCIAL STATEMENTS | JULY 31, 2025

CULTIVAR ETF

Notes to Financial Statements - continuedJuly 31, 2025

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | JULY 31, 2025

CULTIVAR ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of Cultivar ETF and
Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Cultivar ETF (the “Fund”), a series of ETF Opportunities Trust, as of July 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for years ended July 31, 2025, 2024, and 2023 and for the period from December 22, 2021 (commencement of operations) through July 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended July 31, 2025, 2024, and 2023 and for the period from December 22, 2021 (commencement of operations) through July 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian. Our audits

FINANCIAL STATEMENTS | JULY 31, 2025

CULTIVAR ETF

Report of Independent Registered Public Accounting Firm - continued

also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
September 29, 2025

FINANCIAL STATEMENTS | JULY 31, 2025

CULTIVAR ETF

Supplemental Information

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

The Trustees of the Trust authorized a Special Meeting of Shareholders that was held on August 15, 2024 (the “Special Meeting”). The Special Meeting was called for the purpose of electing Trustees to the Trust. Because the Special Meeting involved a matter that affected the Trust as a whole, the proposal was put forth for consideration by shareholders of each series of the Trust, including the Fund. A quorum of shareholders was not achieved and the Special Meeting was adjourned without action.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

Cultivar Capital, Inc. (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes proxy disclosures for open-end management investment companies in the Supplemental Information.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: October 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: October 3, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: October 3, 2025

* Print the name and title of each signing officer under his or her signature.